Debt Settlement Obligation (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible note, accrued interest, and accounts payable assumed by debt settlement obligation	$ 0	$ 198,000	$ 198,000	$ 0
Common stock shares issued during the period for settlement			38,116,450
Proceeds from issuance of common stock	$ 5,368,000	$ 0	$ 976,000	$ 0
May 13, 2020 [Member] | Continuation Capital, Inc [Member]
Convertible note, accrued interest, and accounts payable assumed by debt settlement obligation			$ 198,000
Common stock shares issued during the period for settlement			35,967,234
Proceeds from issuance of common stock			$ 459,000
loss on extinguishment of debt			261,000
May 13, 2020 [Member] | Continuation Capital, Inc [Member] | Convertible Debt [Member]
Convertible note, accrued interest, and accounts payable assumed by debt settlement obligation			140,000
May 13, 2020 [Member] | Continuation Capital, Inc [Member] | Secured notes payable [Member]
Convertible note, accrued interest, and accounts payable assumed by debt settlement obligation			29,000
Accounts Payable [Member] | May 13, 2020 [Member] | Continuation Capital, Inc [Member]
Convertible note, accrued interest, and accounts payable assumed by debt settlement obligation			$ 29,000